Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 146,200,000	$ 142,700,000	$ 146,700,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Interest costs capitalized to vessels and equipment	5,900,000	10,900,000
Comprehensive income loss net of tax portion			$ (787,000)
Percentage of purchase amount	49.00%
Aframax and Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Average estimated useful life	25
FPSO Unit [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	20
Estimated useful life, maximum	25